Intangible assets and goodwill (Details 1) - KRW (₩) ₩ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance		₩ 7,801,317	₩ 8,157,327	₩ 8,520,127
Changes in scope of consolidation		193,772,391
Acquisition		13,823,661
Amortization		(600,075)	(356,010)	(362,800)
Impairment		(131,969,664)
Other	[1]	(5,032,503)
Ending balance		77,795,128	7,801,317	8,157,327
Computer software [member]
IfrsStatementLineItems [Line Items]
Beginning balance		110,937	197,547	290,947
Changes in scope of consolidation
Acquisition
Amortization		(52,104)	(86,610)	(93,400)
Impairment
Other	[1]
Ending balance		58,833	110,937	197,547
Band [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		4,422,650	4,692,050	4,961,450
Acquisition
Amortization		(269,400)	(269,400)	(269,400)
Impairment
Other	[1]
Ending balance		4,153,250	4,422,650	4,692,050
Goodwill [member]
IfrsStatementLineItems [Line Items]
Beginning balance		3,267,730	3,267,730	3,267,730
Changes in scope of consolidation		191,659,072
Acquisition
Amortization
Impairment		(129,071,743)
Other	[1]	(5,238,028)
Ending balance		60,617,031	3,267,730	₩ 3,267,730
Crypto Assets [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Changes in scope of consolidation
Acquisition		13,823,661
Amortization
Impairment		(2,897,921)
Other	[1]	205,525
Ending balance		11,131,265
Contents IP [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Changes in scope of consolidation		2,113,319
Acquisition
Amortization		(278,571)
Impairment
Other	[1]
Ending balance		₩ 1,834,748

[1]	Other includes effects of changes in foreign currency exchange rates and others.